UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22255

          Columbia ETF Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
  Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC
290 Congress Street
   Boston, MA 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,

100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not Federally Insured | No Financial Institution Guarantee | May Lose Value
THEMATIC BETA ETFs
Annual Report
March 31, 2022
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer ETF
Columbia India Consumer ETF

Thematic Beta ETFs | Annual Report 2022
TABLE OF CONTENTS
Columbia EM Core ex-China ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 5
Columbia Emerging Markets Consumer ETF
Fund at a Glance 7
Manager Discussion of Fund Performance 9
Columbia India Consumer ETF
Fund at a Glance 11
Manager Discussion of Fund Performance 13
Understanding Your Fund’s Expenses 15
Portfolio of Investments 16
Statement of Assets and Liabilities 25
Statement of Operations 26
Statement of Changes in Net Assets 27
Financial Highlights 29
Notes to Financial Statements 32
Report of Independent Registered Public Accounting Firm 44
Federal Income Tax Information 45
Trustees and Officers 46
Liquidity Risk Management Program 53
Additional Information 54

FUND AT A GLANCE
Columbia EM Core ex-China ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia EM Core ex-China ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Beta Thematic Emerging Markets ex-China Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Thematic Emerging Markets ex-China Index is a market capitalization-weighted index designed to provide broad, core emerging markets equity exposure by measuring the stock performance of up to 700 companies, excluding those listed or domiciled in China or Hong Kong.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2022)
Inception 1 Year 5 Years Life
Market Price 09/02/15 -1.94 7.21 10.19
Net Asset Value 09/02/15 -0.96 8.05 10.30
Beta Thematic Emerging Markets
ex-China Index 0.71 7.59 9.91
MSCI Emerging Markets Index (Net) -11.37 5.98 7.93

FUND AT A GLANCE
(continued)
Columbia EM Core ex-China ETF
(Unaudited)
4 Thematic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (September 2, 2015 — March 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only.
There is no guarantee similar results can be achieved.
Country breakdown (%) (at March 31, 2022 )
Brazil 10 .7
Chile 1 .3
China 0 .2
Colombia 0 .5
Denmark 0 .4
India 18 .5
Indonesia 3 .1
Malaysia 2 .9
Mexico 3 .7
Philippines 0 .9
Poland 1 .5
Russia 0 .0
(a)
South Africa 7 .1
South Korea 17 .4
Taiwan 27 .1
Tanzania 0 .5
Thailand 3 .5
Turkey 0 .4
United States
(b)
0 .3
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at March 31, 2022)
Communication Services 6 .5
Consumer Discretionary 6 .0
Consumer Staples 6 .2
Energy 5 .7
Financials 23 .4
Health Care 2 .7
Industrials 5 .8
Information Technology 29 .0
Materials 12 .4
Utilities 2 .3
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia EM Core ex-China ETF (XCEM)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 5
For the 12-month period that ended March 31, 2022, the Fund returned -0.96% based on net asset value (NAV) and
-1.94% based on market price. The Beta Thematic Emerging Markets ex-China Index, the Fund's tracking index, returned
0.71% and the MSCI Emerging Markets Index (Net) (the Index) returned -11.37% during the same time period.
The Fund’s NAV on March 31, 2021 was $31.65, and it ended the annual period on March 31, 2022 with an NAV of
$30.73. The Fund’s market price on March 31, 2022 was $30.59 per share.
Market overview
Emerging market equities significantly underperformed both U.S. and international developed market equities during the annual period. The Index returned -11.37% during the annual period, as compared to S&P 500 Index and MSCI EAFE
Index (Net) returns of 15.65% and 1.16%, respectively, for the same time period.
The annual period began with emerging markets equities generally recording healthy gains. However, the Index fell in each of the subsequent three quarters, experiencing considerable volatility despite continued recovery in economic activity across the emerging markets regions. During the third quarter of 2021, the sell-off in Chinese stocks dragged down emerging markets equities overall amid ongoing regulatory concerns and financial difficulties facing property developer Evergrande, which led to fears about the potential for wider contagion. Still, higher oil and gas prices during the quarter supported energy-heavy markets. In the fourth quarter of 2021, optimism about ongoing economic recovery was ultimately overtaken by concerns surrounding slowing Chinese economic activity, the prospect of faster than expected
U.S. Federal Reserve monetary policy normalization and the emergence of the new COVID-19 Omicron variant. The result was a style rotation away from growth-oriented stocks into value-oriented stocks toward the end of the quarter, a trend that continued into the first quarter of 2022. Additionally, macro volatility dominated emerging markets during the first months of 2022, overshadowing fundamentals. More specifically, the volatility was the result of a combination of the regulatory reset in China and the impacts of its “Zero COVID-19” policy; the Brazilian macro environment and concerns about inflation, monetary tightening and election uncertainty there; and, beginning in late February, the Russian invasion of Ukraine. Notably, effective March 9, 2022, MSCI Inc. removed Russian securities from the Index after deeming the
Russian equity market “uninvestable” as a result of Russia’s invasion of Ukraine.
For the annual period overall, Russia and China were the weakest performing emerging markets equity markets, followed at some distance by Pakistan, South Korea and Egypt. Russian equities had performed well during the first half of the annual period, supported by the advancing price of oil. However, in the fourth quarter of 2021, Omicron news and associated concerns about its impact on energy demand subdued sentiment. In the first quarter of 2022, Russia’s invasion of Ukraine led to its equity market becoming “uninvestable.” Chinese equities were weak throughout the annual period due to its government’s tightened regulations, doubts about its property sector, electricity shortages affecting its industrial production, its “Zero COVID-19” policy and slowing economic activity. Conversely, the equity markets of United
Arab Emirates, Czech Republic, Kuwait, Colombia and Saudi Arabia each enjoyed double-digit positive absolute returns within the Index during the annual period, in most cases as a result of being commodity-sensitive markets. From a sector perspective, consumer discretionary, real estate, health care and communication services were weakest during the annual period. The financials, utilities, materials and energy sectors were strongest.
The Fund’s notable detractors during the period
Though the sectors delivered strong overall performance for the Index, constituents in energy and utilities detracted most from returns — the only two sectors to detract from the Fund’s returns during the annual period.
From a country perspective, constituents in Russia and not having any exposure to constituents in Saudi Arabia and
United Arab Emirates detracted most from returns during the annual period.
Having out-of-Index positions in integrated oil and gas company LUKOIL PJSC Sponsored ADR, regional bank Sberbank
Russia PJSC Sponsored ADR, integrated oil and gas company Gazprom PJSC Sponsored ADR and metals and mining company MMC Norilsk Nickel PJSC ADR, each a Russia-based company, detracted most. Having an overweight position in South Africa-based Internet content and information company Naspers Limited Class N also detracted. Each posted a double-digit negative absolute return during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia EM Core ex-China ETF (XCEM)
(Unaudited)
6 Thematic Beta ETFs | Annual Report 2022
The Fund’s notable contributors during the period
Despite weak overall performance of the sectors within the Index, constituents in the consumer discretionary, communication services and consumer staples sectors contributed most positively to the Fund’s returns during the annual period.
From a country perspective, constituents in Taiwan and India and not having any exposure to constituents in China contributed most positively to the Fund’s results during the annual period.
Having no positions in China-based e-commerce giant Alibaba Group Holding Ltd., e-commerce and diversified media company Tencent Holdings Ltd. and e-commerce retailer Meituan Class B; having an out-of-Index position in India-based software and technology services provider Infosys Limited Sponsored ADR; and having an overweighted position in
Taiwan-based semiconductor manufacturer Taiwan Semiconductor Manufacturing Co., Ltd. contributed most positively.
The three China-based companies each generated a double-digit negative absolute return during the annual period.
Infosys Limited Sponsored ADR posted a double-digit positive absolute return during the annual period, and
Taiwan Semiconductor Manufacturing Co., Ltd. generated a single-digit positive absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . The Fund may not track its index with the same degree of accuracy as would a fund replicating (or investing in) the entire index. There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Emerging Markets Consumer ETF
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 7
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia Emerging Markets Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans
TM
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Dow Jones Emerging Markets Consumer Titans
TM
Index is designed to measure the performance of
60 leading emerging market companies classified in the GICS Consumer Discretionary, Consumer Staples,
and Communication Services sectors.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2022)
Inception 1 Year 5 Years 10 Years
Market Price 09/14/10 -23.46 -2.29 -0.74
Net Asset Value 09/14/10 -22.22 -2.00 -0.60
Dow Jones Emerging Markets
Consumer Titans™ Index -21.86 -1.22 0.36
MSCI Emerging Markets Index (Net) -11.37 5.98 3.36

FUND AT A GLANCE
(continued)
Columbia Emerging Markets Consumer ETF
(Unaudited)
8 Thematic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (March 31, 2012 — March 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made during the stated time period and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only. There is no guarantee similar results can be achieved.
Country breakdown (%) (at March 31, 2022 )
Brazil 5 .4
China 41 .4
Greece 0 .5
India 18 .2
Indonesia 2 .6
Kuwait 1 .1
Mexico 2 .9
Russia 0 .0
(a)
Saudi Arabia 5 .3
South Africa 4 .1
Taiwan 13 .6
Thailand 3 .0
United Arab Emirates 1 .8
United States
(b)
0 .1
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Rounds to zero.
(b) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at March 31, 2022)
Communication Services 35 .3
Consumer Discretionary 35 .8
Consumer Staples 28 .9
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Emerging Markets Consumer ETF (ECON)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 9
For the 12-month period that ended March 31, 2022, the Fund returned -22.22% based on net asset value (NAV) and
-23.46% based on market price. The Dow Jones Emerging Markets Consumer Titans
TM
Index, the Fund's tracking index,
returned -21.86% and the MSCI Emerging Markets Index (Net) (the Index) returned -11.37% during the same time period.
The Fund’s NAV on March 31, 2021 was $27.73, and it ended the annual period on March 31, 2022 with an NAV of
$21.33. The Fund’s market price on March 31, 2022 was $21.09 per share.
Market overview
Emerging market equities significantly underperformed both U.S. and international developed market equities during the annual period. The Index returned -11.37% during the annual period, as compared to S&P 500 Index and MSCI EAFE
Index (Net) returns of 15.65% and 1.16%, respectively, for the same time period.
The annual period began in the second quarter of 2021 with emerging markets equities generally recording healthy gains, its fifth consecutive quarter-on-quarter gain amid a robust economic recovery. However, the Index fell in each of the subsequent three quarters, experiencing considerable volatility despite continued recovery in economic activity across the emerging markets regions. During the third quarter of 2021, the sell-off in Chinese stocks dragged down emerging markets equities overall amid ongoing regulatory concerns and financial difficulties facing property developer Evergrande, which led to fears about the potential for wider contagion. Still, higher oil and gas prices during the quarter supported energy-heavy markets. In the fourth quarter of 2021, optimism about ongoing economic recovery was ultimately overtaken by concerns surrounding slowing Chinese economic activity, the prospect of faster than expected U.S. Federal
Reserve monetary policy normalization and the emergence of the new COVID-19 Omicron variant. The result was a style rotation away from growth-oriented stocks into value-oriented stocks toward the end of the quarter, a trend that continued
into the first quarter of 2022. Additionally, macro volatility dominated emerging markets during the first months of 2022, overshadowing fundamentals. More specifically, the volatility was the result of a combination of the regulatory reset in
China and the impacts of its “Zero COVID-19” policy; the Brazilian macro environment and concerns about inflation, monetary tightening and election uncertainty there; and, beginning in late February, the Russian invasion of Ukraine.
Notably, effective March 9, 2022, MSCI Inc. removed Russian securities from the Index after deeming the Russian equity market “uninvestable” as a result of Russia’s invasion of Ukraine.
For the annual period overall, Russia and China were, by far, the weakest performing emerging markets equity markets, followed at some distance by Pakistan, South Korea and Egypt. Russian equities had performed well during the first half of the annual period, supported by the advancing price of oil. However, in the fourth quarter of 2021, Omicron news and associated concerns about its impact on energy demand subdued sentiment. In the first quarter of 2022, Russia’s invasion of Ukraine led to its equity market becoming “uninvestable.” Chinese equities were weak throughout the annual period on its government’s tightened regulations, doubts about its property sector, electricity shortages affecting its industrial production, its “Zero COVID-19” policy and slowing economic activity there. Conversely, the equity markets of
United Arab Emirates, Czech Republic, Kuwait, Colombia and Saudi Arabia each enjoyed double-digit positive absolute returns within the Index during the annual period, in most cases a result of being commodity-sensitive markets. From a sector perspective, consumer discretionary, real estate, health care and communication services were weakest during the annual period. The financials, utilities, materials and energy sectors were strongest.
The Fund’s notable detractors during the period
Constituents in the consumer discretionary and communication services sectors and not having any exposure to constituents in the financials sector detracted most from the Fund’s returns during the annual period.
From a country perspective, constituents in China, India and Saudi Arabia detracted most from returns during the annual period.
Overweight positions in China-based educational services providers New Oriental Education & Technology Group, Inc.
Sponsored ADR and TAL Education Group Sponsored ADR Class A, China-based electronic gaming and multimedia company Bilibili, Inc. Sponsored ADR Class Z and China-based e-commerce retailer Meituan Class B and having an out-
of-Index position in Netherlands-based Internet content and information company Yandex NV Class A detracted most.
Each posted a double-digit negative absolute return during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Emerging Markets Consumer ETF (ECON)
(Unaudited)
10 Thematic Beta ETFs | Annual Report 2022
The Fund’s notable contributors during the period
Having exposure to constituents in the consumer staples sector and not having any exposure to constituents in the health care and real estate sectors contributed most positively to the Fund’s returns during the annual period.
From a country perspective, constituents in South Africa and Indonesia and having no exposure to constituents in
South Korea contributed most positively to the Fund’s returns during the annual period.
Having no exposure to China-based e-commerce giant Alibaba Group Holding Ltd. and having overweight positions in Taiwan-based telecommunication services company Chunghwa Telecom Co., Ltd., South Africa-based department store operator Shoprite Holdings Limited, China-based auto manufacturer BYD Company Limited Class H and South
Africa-based telecommunication services company Vodacom Group Limited contributed most positively. Alibaba Group
Holding Ltd. generated a double-digit negative absolute return during the annual period, and each of the other four companies posted a double-digit positive absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. The Fund has investment exposure to Chinese companies through legal structures known as variable interest entities (VIEs) in which the Fund holds only contractual rights (rather than equity ownership) in the company. VIEs are subject to breach of such contract and uncertainty over the legitimacy and regulation of VIEs which could adversely affect the value of VIE investments.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia India Consumer ETF
(Unaudited)
Thermatic Beta ETFs | Annual Report 2022 11
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since October 2021
Investment objective
Columbia India Consumer ETF (the Fund) seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Indxx India Consumer Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of
Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by the Fund’s former investment manager or Columbia Management Investment Advisers,
LLC (Columbia Management or the Investment Manager). Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Columbia Management took over portfolio management in September 2016 upon its acquisition of the
Fund’s previous investment manager. Performance prior to September 2016 is attributable to the Fund's previous investment manager.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Indxx India Consumer Index is a maximum 30-stock free-float adjusted market capitalization weighted index designed to measure the market performance of companies in the consumer industry in India as defined by Indxx’s proprietary methodology.
The MSCI India Index (Net) is designed to measure the performance of the large and mid cap segments of the Indian market. With 80 constituents, the index covers approximately 85% of the Indian equity universe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI India Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended March 31, 2022)
Inception 1 Year 5 Years 10 Years
Market Price 08/10/11 3.17 6.71 10.84
Net Asset Value 08/10/11 5.22 7.08 10.97
Indxx India Consumer Index 6.74 8.60 12.65
MSCI India Index (Net) 17.86 11.08 8.64

FUND AT A GLANCE
(continued)
Columbia India Consumer ETF
(Unaudited)
12 Thermatic Beta ETFs | Annual Report 2022
Performance of a hypothetical $10,000 investment (March 31, 2012 — March 31, 2022)
The chart above shows the change in value of a hypothetical $10,000 investment made during the stated time period, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares. For Illustrative purposes only. There is no guarantee similar results can be achieved.
Equity sector breakdown (%) (at March 31, 2022)
Consumer Discretionary 56 .3
Consumer Staples 43 .7
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia India Consumer ETF (INCO)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 13
For the 12-month period that ended March 31, 2022, the Fund returned 5.22% based on net asset value (NAV) and
3.17% based on market price. The Indxx India Consumer Index, the Fund's tracking index, returned 6.74% and the MSCI
India Index (Net) (the Index) returned 17.86% during the same time period.
The Fund’s NAV on March 31, 2021 was $50.85, and it ended the annual period on March 31, 2022 with an NAV of
$50.13. The Fund’s market price on March 31, 2022 was $49.56 per share.
Market overview
The Indian equity market rallied strongly during the annual period. The Index returned 17.86% for the annual period, significantly outperforming the -11.37% return of the MSCI Emerging Markets Index (Net). The Indian equity market also outperformed most global developed markets equity markets, with the MSCI World Index (Net) posting a return of 10.12%
for the annual period.
The Indian equity market was pushed significantly higher during the first half of the annual period on liquidity surges, policy reforms and the Indian government’s focus on developing infrastructure and manufacturing hubs within the nation.
More specifically, the Indian equity market was supported to see favorable growth potential amid revival of a healthy recovery in economic activity and corporate earnings after a devastating second COVID-19 infection wave had peaked in May 2021. High frequency data, such as economic mobility, and power demand improved through the end of the annual period. These positive economic factors more than offset the pressures of heightened geopolitical risk during the second half of the annual period, which dominated the narrative as markets faced the risks of rising commodity prices following Russia’s invasion of Ukraine. Indeed, during the fourth quarter of 2021, the Indian equity market was flat, and during the first quarter of 2022, the Index fell 1.86%, as higher commodity prices fed through to broad-based inflationary pressures. Retail inflation in India jumped to a 17-month high of 6.95% in March 2022 from 6.07% in February, driven primarily by high food prices. The Reserve Bank of India assessed that persistently high inflation was a notable worry for policymakers in the months ahead. Despite high inflation, unemployment and a poor record of handling COVID-19, the Indian equity market rallied in mid-March 2022, following earlier first quarter declines when Prime Minister Modi’s ruling party claimed victory in four key state elections, including the country’s most populous state, Uttar Pradesh. The election results consolidated support for Modi and provided what investors saw as some pro-market populist appeal.
Interestingly, during the annual period overall, foreign institutional investors were net sellers, while domestic institutional investors were net buyers of Indian equities, supported by retail flows, especially into the automobile, computer software
& hardware, and services sectors.
For the annual period as a whole, the consumer discretionary and consumer staples sectors each posted a positive absolute return, but each was among the three weakest sectors within the Index during the annual period, impacted largely by surging inflation.
The Fund’s notable detractors during the period
Having exposure to constituents in consumer discretionary and consumer staples and not having any exposure to constituents in information technology detracted most from the Fund’s returns during the annual period.
Having overweight positions in motorized two-wheeler vehicles manufacturer Hero Motocorp Ltd., packaged food company Britannia Industries Ltd., vehicle manufacturer Eicher Motors Ltd. and food products manufacturer Nestle
India, Ltd. detracted most. Each generated a negative absolute return during the annual period.
Having no position in software and technology services provider Infosys Ltd., which posted a double-digit positive absolute return during the annual period, also detracted.
Having a position in the Indian rupee, albeit modest, during an annual period when the Indian equity market rallied hurt as well.
The Fund’s notable contributors during the period
Not having any exposure to constituents in the financials, health care and real estate sectors contributed most positively to the Fund’s returns during the annual period.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia India Consumer ETF (INCO)
(Unaudited)
14 Thematic Beta ETFs | Annual Report 2022
Overweight positions in diversified watches and fashion accessories manufacturer Titan Co. Ltd., auto manufacturer
Tata Motors Ltd., supermarket retailer Avenue Supermarts Ltd. and alcoholic beverage manufacturer United Spirits Ltd.
contributed most positively, as each posted a robust double-digit positive absolute return during the annual period.
Having no position in housing finance provider Housing Development Finance, which generated a negative absolute return during the annual period, also contributed positively.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund is passively managed and seeks to track the performance of an index. The Fund may not sell a poorly performing security unless it was removed from the index . There is no guarantee that the index will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net value will generally decline when the market value of its targeted index declines. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks impacting a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. These risks are enhanced for emerging market issuers. Investment in or exposure to foreign currencies subjects the Fund to currency fluctuation and risk of loss. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund concentrates its investments in issuers of one or more particular industries to the same extent as the underlying index. Concentration in the India region , where issuers tend to be less developed than U.S. issuers, presents increased risk of loss than a fund that does not concentrate its investments. Investments in a narrowly focused sector such as consumer may exhibit higher volatility than investments with a broader focus. Although the Fund’s shares are listed on an exchange , there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. Active market trading may increase portfolio turnover, transaction costs and tracking error to the targeted index. The Fund may have portfolio turnover , which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia ETF are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia ETF. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 15
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended March 31, 2022.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Had the Investment Manager not waived fees or reimbursed a portion of expenses for Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF, account values at the end of the period would have been reduced.
October 1, 2021 — March 31, 2022
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia EM Core ex-China ETF 1,000.00 1,000.00 974.70 1,024.13 0.79 0.81 0.16
Columbia Emerging Markets Consumer ETF 1,000.00 1,000.00 861.00 1,022.49 2.27 2.47 0.49
Columbia India Consumer ETF 1,000.00 1,000.00 930.00 1,021.19 3.61 3.78 0.75

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
March 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
16 Thematic BetaETFs | Annual Report 2022
Common Stocks - 94.6%
Issuer Shares Value ($)
Brazil - 6.4%
B3 SA - Brasil Bolsa Balcao 222,832 736,685
Banco BTG Pactual SA 77,711 425,845
Banco do Brasil SA 67,497 492,881
Banco Santander Brasil SA 80,539 625,065
Cia Siderurgica Nacional SA 26,662 146,048
Cyrela Brazil Realty SA Empreendimentos e
Participacoes 74,840 275,456
Embraer SA
(a)
39,505 124,369
Hapvida Participacoes e Investimentos SA
(b)
51,065 127,234
Locaweb Servicos de Internet SA
(a),(b)
61,675 131,087
Magazine Luiza SA 151,624 217,611
Natura & Co. Holding SA
(a)
33,898 185,827
Suzano SA 20,235 234,842
Vale SA 109,568 2,204,295
XP, Inc. BDR
(a)
5,925 178,924
Total 6,106,169
Chile - 0.6%
Cia Cervecerias Unidas SA 28,082 210,153
Empresas COPEC SA 43,701 360,970
Total 571,123
China - 0.2%
Silergy Corp. 1,921 229,972
Colombia - 0.5%
Grupo de Inversiones Suramericana SA 52,129 494,667
Denmark - 0.4%
Ascendis Pharma A/S ADR
(a)
3,097 363,464
India - 18.5%
Adani Enterprises Ltd. 10,721 285,056
Adani Green Energy Ltd.
(a)
9,358 236,460
Adani Ports & Special Economic Zone Ltd. 31,740 324,291
Axis Bank Ltd.
(a)
67,399 677,014
Bharti Airtel Ltd.
(a)
53,606 534,079
Cipla Ltd. 15,369 206,485
HCL Technologies Ltd. 23,376 359,008
HDFC Bank Ltd. ADR 33,421 2,049,710
Housing Development Finance Corp. Ltd. 38,497 1,214,427
ICICI Bank Ltd. ADR 100,023 1,894,436
IndusInd Bank Ltd. 16,688 206,004
Infosys Ltd. ADR 96,856 2,410,746
ITC Ltd. 163,740 541,622
JSW Steel Ltd. 18,717 180,970
Kotak Mahindra Bank Ltd. 31,856 737,323
Larsen & Toubro Ltd. 22,948 535,322
Laurus Labs Ltd.
(b)
20,896 162,728
Mahindra & Mahindra Ltd. 26,040 277,170
Reliance Industries Ltd. GDR
(b)
29,205 2,015,145
SBI Cards & Payment Services Ltd. 14,699 165,215
State Bank of India GDR 9,298 597,861
Sun Pharmaceutical Industries Ltd. 25,177 303,935
Tata Motors Ltd. ADR
(a)
18,708 522,889
Tata Steel Ltd. 17,849 307,914
UPL Ltd. 14,164 143,855
Vedanta Ltd. 76,545 407,449
Wipro Ltd. 37,316 291,486
Total 17,588,600
Indonesia - 3.1%
PT Astra International Tbk 787,919 360,701
PT Bank Central Asia Tbk 2,494,205 1,384,946
PT Bank Mandiri Persero Tbk 1,206,394 663,569
Common Stocks (continued)
Issuer Shares Value ($)
PT Telkom Indonesia Persero Tbk 1,724,782 550,009
Total 2,959,225
Malaysia - 2.9%
Dialog Group Bhd 570,224 371,583
IHH Healthcare Bhd 420,914 620,647
Petronas Dagangan Bhd 118,448 575,233
Tenaga Nasional Bhd 507,676 1,086,648
Top Glove Corp. Bhd 273,900 125,070
Total 2,779,181
Mexico - 3.7%
Cemex SAB de CV Series CPO
(a)
418,995 224,604
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
101,903 185,696
Fomento Economico Mexicano SAB de CV
Series UBD 33,493 277,726
Grupo Bimbo SAB de CV Series A 221,904 668,316
Grupo Mexico SAB de CV Series B 151,439 903,683
Grupo Televisa SAB Series CPO 64,502 151,244
Wal-Mart de Mexico SAB de CV 276,911 1,137,526
Total 3,548,795
Philippines - 0.9%
Manila Electric Co. 55,130 398,040
SM Investments Corp. 27,872 489,625
Total 887,665
Poland - 1.5%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
76,601 732,326
Powszechny Zaklad Ubezpieczen SA 84,232 684,205
Total 1,416,531
Russia - 0.0%
Gazprom PJSC ADR
(c),(d)
125,512 0
LUKOIL PJSC ADR
(c),(d)
14,277 0
MMC Norilsk Nickel PJSC ADR
(c),(d)
19,108 0
Mobile TeleSystems PJSC ADR
(c),(d)
49,482 0
Total 0
South Africa - 7.1%
Anglo American Platinum Ltd. 3,107 426,639
Bid Corp. Ltd. 27,039 588,465
Bidvest Group Ltd. (The) 46,130 706,196
Capitec Bank Holdings Ltd. 1,863 298,533
FirstRand Ltd. 205,591 1,089,966
Gold Fields Ltd. 28,498 444,754
Impala Platinum Holdings Ltd. 17,466 268,973
MTN Group Ltd. 38,616 502,107
Naspers Ltd. Class N 10,052 1,144,755
Sasol Ltd.
(a)
12,758 309,946
Shoprite Holdings Ltd. 41,045 664,753
Sibanye Stillwater Ltd. 71,916 294,308
Total 6,739,395
South Korea - 17.4%
Celltrion Healthcare Co. Ltd. 2,362 126,681
Celltrion , Inc. 3,481 492,490
Hana Financial Group, Inc. 13,088 524,794
HMM Co. Ltd. 7,991 192,185
Hyundai Mobis Co. Ltd. 1,925 341,467
Hyundai Motor Co. 4,834 719,885
Kakao Corp. 8,987 789,667
KB Financial Group, Inc. 16,571 838,086
Kia Corp. 9,471 578,239
LG Chem Ltd. 926 406,445
LG Electronics, Inc. 4,958 492,916

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic BetaETFs | Annual Report 2022 17
Common Stocks (continued)
Issuer Shares Value ($)
NAVER Corp. 3,969 1,115,007
POSCO Holdings, Inc. 2,610 630,939
Samsung Electro-Mechanics Co. Ltd. 4,100 558,145
Samsung Electronics Co. Ltd. 96,378 5,534,350
Samsung SDI Co. Ltd. 1,672 822,171
Shinhan Financial Group Co. Ltd. 23,885 817,811
SK Hynix, Inc. 13,882 1,351,492
SK Innovation Co. Ltd.
(a)
1,125 199,550
Total 16,532,320
Taiwan - 27.0%
ASE Technology Holding Co. Ltd. 52,247 188,736
AU Optronics Corp. 279,985 193,976
Catcher Technology Co. Ltd. 47,359 238,849
Chang Hwa Commercial Bank Ltd. 643,352 430,002
China Steel Corp. 446,663 607,212
Chipbond Technology Corp. 208,695 503,318
Chunghwa Telecom Co. Ltd. 209,333 927,885
CTBC Financial Holding Co. Ltd. 652,052 669,086
Delta Electronics, Inc. 26,108 244,664
Eva Airways Corp.
(a)
360,635 405,929
Evergreen Marine Corp. Taiwan Ltd. 65,918 310,592
Far Eastern New Century Corp. 600,322 636,957
Far EasTone Telecommunications Co. Ltd. 306,995 787,537
Formosa Chemicals & Fibre Corp. 97,199 268,004
Formosa Petrochemical Corp. 95,665 314,860
Formosa Plastics Corp. 230,523 856,873
Hon Hai Precision Industry Co. Ltd. 355,821 1,316,407
Innolux Corp. 309,126 181,258
Largan Precision Co. Ltd. 3,405 224,017
Makalot Industrial Co. Ltd. 39,122 280,599
MediaTek , Inc. 36,519 1,153,507
Nan Ya Plastics Corp. 327,068 1,063,914
Novatek Microelectronics Corp. 13,073 194,602
President Chain Store Corp. 34,019 312,270
Taiwan Business Bank 1,203,708 539,855
Taiwan Mobile Co. Ltd. 224,755 823,666
Taiwan Semiconductor Manufacturing Co.
Ltd. 512,992 10,689,012
Uni -President Enterprises Corp. 213,275 488,311
United Microelectronics Corp. 270,945 510,655
Wan Hai Lines Ltd. 28,706 158,801
Yang Ming Marine Transport Corp.
(a)
43,078 187,188
Total 25,708,542
Tanzania - 0.5%
AngloGold Ashanti Ltd. 18,776 450,367
Thailand - 3.5%
BTS Group Holdings PCL NVDR 2,627,394 726,978
CP ALL PCL NVDR 242,098 473,274
Delta Electronics Thailand PCL NVDR 12,100 141,197
Gulf Energy Development PCL NVDR 130,100 200,530
Home Product Center PCL NVDR 917,313 438,655
Ratch Group PCL 217,292 287,545
Siam Cement PCL (The) 25,201 290,285
Siam Commercial Bank PCL (The) 130,513 447,473
Thai Union Group PCL NVDR 601,229 341,751
Total 3,347,688
Turkey - 0.4%
Turkiye Petrol Rafinerileri AS
(a)
24,365 356,146
Common Stocks (continued)
Total Common Stocks
(Cost: $87,783,886) 90,079,850
Preferred Stocks - 4.9%
Issuer Shares Value ($)
Brazil - 4.2%
Azul SA Preference Shares
(a)
50,097 252,174
Banco Bradesco SA Preference Shares 180,036 841,844
Banco Inter SA Banco Bradesco SA
Preference Shares
(b)
76,719 115,919
Itau Unibanco Holding SA Preference Shares 169,258 978,800
Itausa SA Preference Shares 272,789 617,111
Petroleo Brasileiro SA Preference Shares 175,021 1,232,011
Total 4,037,859
Chile - 0.7%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 7,378 637,644
Total Preferred Stocks
(Cost: $3,957,238) 4,675,503
Money Market Funds - 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.164%
(e)
293,824 293,824
Total Money Market Funds
(Cost: $293,824) 293,824
Total Investments in Securities
(Cost: $92,034,948) 95,049,177
Other Assets & Liabilities, Net 214,567
Net Assets 95,263,744

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
18 Thematic BetaETFs | Annual Report 2022
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $2,552,113, which represents 2.68% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
ADR American Depositary Receipts
BDR Brazilian Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic BetaETFs | Annual Report 2022 19
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 6,106,169 – – 6,106,169
Chile 571,123 – – 571,123
China 229,972 – – 229,972
Colombia 494,667 – – 494,667
Denmark 363,464 – – 363,464
India 17,588,600 – – 17,588,600
Indonesia 2,959,225 – – 2,959,225
Malaysia 2,779,181 – – 2,779,181
Mexico 3,548,795 – – 3,548,795
Philippines 887,665 – – 887,665
Poland 1,416,531 – – 1,416,531
Russia – – 0
(a)
0
(a)
South Africa 6,739,395 – – 6,739,395
South Korea 16,532,320 – – 16,532,320
Taiwan 25,708,542 – – 25,708,542
Tanzania 450,367 – – 450,367
Thailand 3,347,688 – – 3,347,688
Turkey 356,146 – – 356,146
Total Common Stocks 90,079,850 – 0
(a)
90,079,850
Preferred Stocks
Brazil 4,037,859 – – 4,037,859
Chile 637,644 – – 637,644
Total Preferred Stocks 4,675,503 – – 4,675,503
Money Market Funds 293,824 – – 293,824
Total Investments in Securities 95,049,177 – 0
(a)
95,049,177
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS
Columbia Emerging Markets Consumer ETF
March 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
20 Thematic Beta ETFs | Annual Report 2022
Common Stocks - 99.6%
Issuer Shares Value ($)
Brazil - 5.4%
Raia Drogasil SA 418,876 2,110,269
Telefonica Brasil SA 171,559 1,938,363
Vibra Energia SA 454,516 2,236,257
Total 6,284,889
China - 41.2%
Alibaba Group Holding Ltd. ADR
(a)
50,408 5,484,390
ANTA Sports Products Ltd. 121,504 1,526,674
Baidu, Inc. ADR
(a)
30,330 4,012,659
Bilibili, Inc. ADR
(a)
23,792 608,599
BYD Co. Ltd. Class H 85,534 2,450,881
China Feihe Ltd.
(b)
313,977 311,114
China Mengniu Dairy Co. Ltd.
(a)
291,697 1,571,828
China Resources Beer Holdings Co. Ltd. 165,644 1,016,318
China Tower Corp. Ltd. Class H
(b)
4,640,077 521,397
Dongfeng Motor Group Co. Ltd. Class H 261,649 196,786
Geely Automobile Holdings Ltd. 546,409 862,377
Great Wall Motor Co. Ltd. Class H 331,371 531,453
Guangzhou Automobile Group Co. Ltd. Class
H 300,562 250,999
Haier Smart Home Co. Ltd. Class H 248,086 806,215
Hengan International Group Co. Ltd. 70,624 326,454
JD.com, Inc. ADR
(a)
92,488 5,352,281
JD.com, Inc. Class A
(a)
4,926 147,188
Kuaishou Technology
(a),(b)
160,479 1,520,487
Li Ning Co. Ltd. 249,118 2,150,366
Meituan Class B
(a),(b)
267,984 5,324,503
NetEase, Inc. ADR 39,905 3,579,079
Nongfu Spring Co. Ltd. Class H
(b)
183,078 976,008
Tencent Holdings Ltd. 103,452 4,943,144
Tencent Music Entertainment Group ADR
(a)
62,767 305,675
Tingyi Cayman Islands Holding Corp. 198,528 334,623
Vipshop Holdings Ltd. ADR
(a)
39,124 352,116
Want Want China Holdings Ltd. 624,035 576,910
Yum China Holdings, Inc. 45,784 1,901,867
Zhongsheng Group Holdings Ltd. 61,855 437,568
Total 48,379,959
Greece - 0.5%
Hellenic Telecommunications Organization
SA 30,870 563,296
India - 18.2%
Avenue Supermarts Ltd.
(a),(b)
44,474 2,349,653
Hero MotoCorp Ltd. 38,768 1,173,733
Hindustan Unilever Ltd. 195,001 5,272,039
ITC Ltd. 882,816 2,920,196
Mahindra & Mahindra Ltd. GDR 285,747 3,171,792
Maruti Suzuki India Ltd. 39,676 3,959,118
Nestle India Ltd. 10,649 2,442,566
Total 21,289,097
Indonesia - 2.6%
PT Astra International Tbk 2,563,091 1,173,356
PT Telkom Indonesia Persero Tbk 6,020,938 1,919,993
Total 3,093,349
Kuwait - 1.1%
Mobile Telecommunications Co. KSCP 632,909 1,308,317
Mexico - 2.9%
Fomento Economico Mexicano SAB de CV
Series UBD 148,522 1,231,551
Grupo Televisa SAB Series CPO 204,560 479,652
Wal-Mart de Mexico SAB de CV 409,410 1,681,821
Total 3,393,024
Common Stocks (continued)
Issuer Shares Value ($)
Russia - 0.0%
Magnit PJSC GDR
(c),(d)
77,622 0
Mobile TeleSystems PJSC ADR
(c),(d)
86,390 0
Yandex NV Class A
(a),(c),(d)
66,463 0
Total 0
Saudi Arabia - 5.2%
Almarai Co. JSC 61,916 845,022
Etihad Etisalat Co. 93,444 1,033,700
Saudi Telecom Co. 148,599 4,270,018
Total 6,148,740
South Africa - 4.1%
Shoprite Holdings Ltd. 153,570 2,487,177
Vodacom Group Ltd. 213,726 2,340,199
Total 4,827,376
Taiwan - 13.6%
Chunghwa Telecom Co. Ltd. 1,181,279 5,236,111
Far EasTone Telecommunications Co. Ltd. 506,113 1,298,337
Hotai Motor Co. Ltd. 112,118 2,340,072
President Chain Store Corp. 178,284 1,636,518
Taiwan Mobile Co. Ltd. 524,325 1,921,509
Uni-President Enterprises Corp. 1,514,353 3,467,237
Total 15,899,784
Thailand - 3.0%
Advanced Info Service PCL 180,969 1,268,144
CP ALL PCL 744,276 1,454,976
Thai Beverage PCL 1,444,084 762,936
Total 3,486,056
United Arab Emirates - 1.8%
Emirates Telecommunications Group Co.
PJSC 212,966 2,142,967
Total Common Stocks
(Cost: $121,440,067) 116,816,854
Money Market Funds - 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.164%
(e)
127,783 127,783
Total Money Market Funds
(Cost: $127,783) 127,783
Total Investments in Securities
(Cost: $121,567,850) 116,944,637
Other Assets & Liabilities, Net 352,116
Net Assets 117,296,753

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2022 21
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $11,003,162, which represents 9.38% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
PJSC Private Joint Stock Company
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Emerging Markets Consumer ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
22 Thematic Beta ETFs | Annual Report 2022
Fair Value Measurements (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Brazil 6,284,889 – – 6,284,889
China 48,379,959 – – 48,379,959
Greece 563,296 – – 563,296
India 21,289,097 – – 21,289,097
Indonesia 3,093,349 – – 3,093,349
Kuwait 1,308,317 – – 1,308,317
Mexico 3,393,024 – – 3,393,024
Russia – – 0
(a)
0
(a)
Saudi Arabia 6,148,740 – – 6,148,740
South Africa 4,827,376 – – 4,827,376
Taiwan 15,899,784 – – 15,899,784
Thailand 3,486,056 – – 3,486,056
United Arab Emirates 2,142,967 – – 2,142,967
Total Common Stocks 116,816,854 – 0
(a)
116,816,854
Money Market Funds 127,783 – – 127,783
Total Investments in Securities 116,944,637 – 0
(a)
116,944,637
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
(a) Rounds to zero.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
March 31, 2022
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these financial statements.
Thematic Beta ETFs | Annual Report 2022 23
Notes to Consolidated Portfolio of Investments
Common Stocks - 102.4%
Issuer Shares Value ($)
Consumer Discretionary - 57.7%
Bajaj Auto Ltd. 83,835 4,041,560
Balkrishna Industries Ltd. 62,959 1,774,900
Bharat Forge Ltd. 184,363 1,704,582
Bosch Ltd. 6,798 1,295,321
Eicher Motors Ltd. 103,554 3,357,938
FSN E-Commerce Ventures Ltd.
(a)
87,479 1,950,513
Hero MotoCorp Ltd. 101,829 3,082,956
Jubilant Foodworks Ltd. 60,204 2,094,726
Mahindra & Mahindra Ltd. 390,538 4,156,891
Maruti Suzuki India Ltd. 40,404 4,031,762
Motherson Sumi Systems Ltd. 1,065,573 1,960,992
Page Industries Ltd. 3,962 2,258,215
Relaxo Footwears Ltd. 37,328 525,301
Sona Blw Precision Forgings Ltd.
(b)
128,860 1,155,446
Tata Motors Ltd.
(a)
686,278 3,928,381
Titan Co. Ltd. 115,082 3,851,735
TVS Motor Co. Ltd. 157,951 1,304,151
Common Stocks (continued)
Issuer Shares Value ($)
Zomato Ltd.
(a)
2,160,875 2,346,948
Total 44,822,318
Consumer Staples - 44.7%
Avenue Supermarts Ltd.
(a),(b)
68,342 3,610,649
Britannia Industries Ltd. 89,680 3,794,787
Colgate-Palmolive India Ltd. 104,639 2,129,719
Dabur India Ltd. 447,660 3,167,737
Godrej Consumer Products Ltd.
(a)
274,349 2,705,655
Hindustan Unilever Ltd. 137,016 3,704,359
ITC Ltd. 1,214,161 4,016,225
Marico Ltd. 411,372 2,734,518
Nestle India Ltd. 16,562 3,798,834
Procter & Gamble Hygiene & Health Care
Ltd. 7,437 1,414,831
United Breweries Ltd. 50,546 993,610
United Spirits Ltd.
(a)
230,746 2,705,157
Total 34,776,081
Total Investments in Securities
(Cost: $57,064,408) 79,598,399
Other Assets & Liabilities, Net (1,889,632)
Net Assets 77,708,767
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $4,766,095, which represents 6.13% of total net assets.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS (Consolidated)
(continued)
Columbia India Consumer ETF
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these financial statements.
24 Thematic Beta ETFs | Annual Report 2022
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2022:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary 44,822,318 – – 44,822,318
Consumer Staples 34,776,081 – – 34,776,081
Total Common Stocks 79,598,399 – – 79,598,399
Total Investments in Securities 79,598,399 – – 79,598,399
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2022 25
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $92,034,948, $121,567,850 and $57,064,408, respectively) $95,049,177 $116,944,637 $79,598,399
Cash 45 – –
Foreign currency (cost $7,869, $199,290 and $877,619, respectively) 7,912 199,661 881,099
Receivable for:
Investments sold – 33,623 –
Capital shares sold – 3,686 –
Dividends 312,829 132,318 5,947
Foreign tax reclaims 2,765 32,104 –
Reimbursement due from Investment Manager – – 3,182
Total assets 95,372,728 117,346,029 80,488,627
Liabilities
Due to custodian – – 651,297
Payable for:
Investments purchased 31,830 – –
Capital shares purchased 3,054 – –
Investment management fees 12,003 49,276 52,000
Foreign capital gains taxes deferred 58,316 – 2,076,443
Accrued expenses and other liabilities 3,781 – 120
Total liabilities 108,984 49,276 2,779,860
Net assets applicable to outstanding capital stock $95,263,744 $117,296,753 $77,708,767
Represented by:
Paid-in capital $93,203,387 $342,997,353 $52,974,180
Total distributable earnings (loss) 2,060,357 (225,700,600) 24,734,587
Total — representing net assets applicable to outstanding capital stock $95,263,744 $117,296,753 $77,708,767
Shares outstanding 3,100,000 5,500,000 1,550,000
Net asset value per share $30.73 $21.33 $50.13

STATEMENT OF OPERATIONS
Year Ended March 31, 2022
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Thematic Beta ETFs | Annual Report 2022
Columbia EM Core ex-
China ETF
Columbia Emerging
Markets Consumer
ETF
Columbia India
Consumer ETF
(Consolidated)
Investment Income:
Dividends - unaffiliated issuers $1,562,045 $3,106,477 $1,626,471
Foreign taxes withheld (203,124) (366,168) (253,785)
Total income 1,358,921 2,740,309 1,372,686
Expenses:
Excise tax – 1,040 –
Investment management fees 80,982 800,775 709,377
Mauritius taxes paid – – 13,179
Overdraft expense 192 1,118 3,435
Total expenses 81,174 802,933 725,991
Fees waived by the Investment Manager and its affiliates – (2,594) (16,614)
Total net expenses 81,174 800,339 709,377
Net Investment income 1,277,747 1,939,970 663,309
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments - unaffiliated issuers (163,458) (5,965,222) 12,164,173
In-kind transactions – 4,602,939 –
Foreign currency translations (115,156) (144,088) 7,509
Net realized gain (loss) (278,614) (1,506,371) 12,171,682
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (4,261,224) (36,628,390) (7,535,803)
Foreign capital gains tax (58,143) 131,552 (454,657)
Foreign currency translations 935 27,486 3,259
Net change in unrealized depreciation (4,318,432) (36,469,352) (7,987,201)
Net realized and unrealized gain (loss) (4,597,046) (37,975,723) 4,184,481
Net Increase (Decrease) in net assets resulting from operations $(3,319,299) $(36,035,753) $4,847,790

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2022 27
,
Columbia EM Core ex-China ETF
Columbia Emerging Markets Consumer
ETF
Year Ended
March 31,
2022
Year Ended
March 31,
2021
Year Ended
March 31,
2022
Year Ended
March 31,
2021
Operations
Net investment income $1,277,747 $574,042 $1,939,970 $1,998,093
Net realized loss (278,614) (555,181) (1,506,371) (3,655,741)
Net change in unrealized appreciation (depreciation) (4,318,432) 10,760,247 (36,469,352) 60,865,248
Net increase (decrease) in net assets resulting from operations (3,319,299) 10,779,108 (36,035,753) 59,207,600
Distributions to shareholders
Net investment income and net realized gains (1,046,095) (440,955) (1,431,289) (1,161,030)
Shareholder transactions
Proceeds from shares sold 69,559,516 5,410,220 1,972,850 4,208,501
Cost of shares redeemed – – (30,207,693) (54,177,623)
Net increase (decrease) in net assets resulting from shareholder transactions 69,559,516 5,410,220 (28,234,843) (49,969,122)
Increase (decrease) in net assets 65,194,122 15,748,373 (65,701,885) 8,077,448
Net Assets:
Net assets at beginning of year 30,069,622 14,321,249 182,998,638 174,921,190
Net assets at end of year $95,263,744 $30,069,622 $117,296,753 $182,998,638
Capital stock activity
Shares outstanding, beginning of
year
950,000 750,000 6,600,000 8,900,000
Subscriptions 2,150,000 200,000 100,000 150,000
Redemptions – – (1,200,000) (2,450,000)
Shares outstanding, end of
year
3,100,000 950,000 5,500,000 6,600,000

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Thematic Beta ETFs | Annual Report 2022
Columbia India Consumer ETF
(Consolidated)
Year Ended
March 31,
2022
Year Ended
March 31,
2021
Operations
Net investment income $663,309 $178,073
Net realized gain 12,171,682 2,328,562
Net change in unrealized appreciation (depreciation) (7,987,201) 36,003,784
Net increase in net assets resulting from operations 4,847,790 38,510,419
Distributions to shareholders
Net investment income and net realized gains (6,069,618) (296,280)
Shareholder transactions
Proceeds from shares sold 16,519,845 –
Cost of shares redeemed (29,121,438) (14,446,012)
Net decrease in net assets resulting from shareholder transactions (12,601,593) (14,446,012)
Increase (decrease) in net assets (13,823,421) 23,768,127
Net Assets:
Net assets at beginning of year 91,532,188 67,764,061
Net assets at end of year $77,708,767 $91,532,188
Capital stock activity
Shares outstanding, beginning of
year
1,800,000 2,200,000
Subscriptions 300,000 –
Redemptions (550,000) (400,000)
Shares outstanding, end of
year
1,550,000 1,800,000

FINANCIAL HIGHLIGHTS
Columbia EM Core ex-China ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2022 29
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020, Market Price
returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended March 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$31.65 $19.09 $25.40 $28.03 $24.91
Income (loss) from investment operations:
Net investment income 0.80 0.68 0.69 0.65 0.66
Net realized and unrealized gain (loss) (1.10) 12.37 (6.41) (2.51) 4.83
Total from investment operations (0.30) 13.05 (5.72) (1.86) 5.49
Less distributions to shareholders:
Net investment income (0.58) (0.49) (0.59) (0.62) (0.61)
Net realized gains (0.04) – – (0.15) (1.76)
Total distribution to shareholders (0.62) (0.49) (0.59) (0.77) (2.37)
Net asset value, end of
year
$30.73 $31.65 $19.09 $25.40 $28.03
Total Return at NAV (0.96)% 68.56% (23.25)% (6.38)% 22.76%
Total Return at Market (1.94)% 69.09% (23.43)% (7.37)% 20.45%
Ratios to average net assets:
Total gross expenses
(a)
0.16%
(b)
0.16% 0.19%
(c)
0.47%
(d)
0.70%
(e)
Total net expenses
(a)(f)
0.16%
(b)
0.16% 0.19%
(c)
0.35%
(d)
0.35%
(e)
Net Investment income 2.53% 2.61% 2.70% 2.54% 2.40%
Supplemental data
Net assets, end of
year
(in thousands) $95,264 $30,070 $14,321 $11,431 $9,811
Portfolio turnover 13% 19% 14% 24% 37%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% for the year ended March 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense, overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3).
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Emerging Markets Consumer ETF
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
30 Thematic Beta ETFs | Annual Report 2022
Year Ended March 31,
2022 2021 2020 2019
(a)(b)
2018
(a)
Per share data
Net asset value, beginning of
year
$27.73 $19.65 $22.67 $26.34 $24.75
Income (loss) from investment operations:
Net investment income 0.33 0.29 0.27 0.25 0.10
Net realized and unrealized gain (loss) (6.47) 7.97 (2.90) (3.72) 1.59
Total from investment operations (6.14) 8.26 (2.63) (3.47) 1.69
Less distributions to shareholders:
Net investment income (0.26) (0.18) (0.39) (0.20) (0.10)
Net asset value, end of
year
$21.33 $27.73 $19.65 $22.67 $26.34
Total Return at NAV (22.22)% 42.02% (11.87)% (13.08)% 6.81%
Total Return at Market (23.46)% 43.27% (11.95)% (13.90)% 7.16%
Ratios to average net assets:
Total gross expenses
(c)
0.53%
(d)
0.59%
(e)
0.60%
(f)
0.61%
(g)
0.81%
(h)
Total net expenses
(c)(i )
0.53%
(d)
0.59%
(e)
0.60%
(f)
0.61%
(g)
0.81%
(h)
Net Investment income 1.28% 1.14% 1.20% 1.07% 0.37%
Supplemental data
Net assets, end of
year
(in thousands) $117,297 $182,999 $174,921 $290,119 $809,911
Portfolio turnover 31% 40% 37% 61% 27%
Notes to Financial Highlights
(a) Consolidated.
(b) EG Shares Consumer Mauritius, the Fund's Subsidiary, was liquidated on November 30, 2018.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(e) The total gross expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2021.
(f) The ratio includes 0.01% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(g) The ratio includes 0.02% for the year ended March 31, 2019 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(h) The ratio includes less than 0.01% for the year ended March 31, 2018 attributed to overdraft expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(i) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia India Consumer ETF (Consolidated)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Thematic Beta ETFs | Annual Report 2022 31
Year Ended March 31,
2022 2021 2020 2019 2018
Per share data
Net asset value, beginning of
year
$50.85 $30.80 $42.08 $45.81 $38.31
Income (loss) from investment operations:
Net investment income 0.38 0.09 0.29 0.12 0.01
Net realized and unrealized gain (loss) 2.2 7 20.12 (11.45) (3.80) 7.52
Total from investment operations 2.6 5 20.21 (11.16) (3.68) 7.53
Less distributions to shareholders:
Net investment income (0.0 8 ) (0.16) (0.12) (0.05) (0.03)
Net realized gains (3.29) – – – –
Total distribution to shareholders (3.3 7 ) (0.16) (0.12) (0.05) (0.03)
Net asset value, end of
year
$50.13 $50.85 $30.80 $42.08 $45.81
Total Return at NAV 5.22% 65.67% (26.60)% (8.03)% 19.64%
Total Return at Market 3.17% 69.58% (28.00)% (8.44)% 19.98%
Ratios to average net assets:
Total gross expenses
(a)
0.77%
(b)
0.80%
(c)
0.81%
(d)
0.77%
(e)
0.87%
(f)
Total net expenses
(a)(g)
0.75%
(b)
0.75%
(c)
0.81%
(d)
0.77%
(e)
0.87%
(f)
Net Investment income 0.70% 0.22% 0.70% 0.26% 0.01%
Supplemental data
Net assets, end of
year
(in thousands) $77,709 $91,532 $67,764 $130,436 $144,289
Portfolio turnover 31% 16% 11% 15% 28%
Notes to Financial Highlights
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b) The total gross expense ratio includes 0.02% for the year ended March 31, 2022 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). There is no impact to the total net expense ratio attributed to overdraft expense, and tax expense, as the entire overdraft expense and tax expense were waived for the year ended March 31, 2022.
(c) The total gross expense ratio includes 0.05% for the year ended March 31, 2021 attributed to overdraft expense and tax expense, which is outside the Unitary Fee (as defined in Note 3). The total net expense ratio includes less than 0.01% for the year ended March 31, 2021 attributed to overdraft expense.
(d) The ratio includes 0.06% for the year ended March 31, 2020 attributed to overdraft expense and tax expense, which is outside the Unitary Fee
(as defined in Note 3).
(e) The ratio includes 0.02% for the year ended March 31, 2019 attributed to tax expense, which is outside the Unitary Fee (as defined in Note 3).
(f) The ratio includes 0.01% for the year ended March 31, 2018 attributed to line of credit interest expense and tax expense, which is outside the
Unitary Fee (as defined in Note 3).
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
March 31, 2022
32 Thematic Beta ETFs | Annual Report 2022
Note 1. Organization
Columbia ETF Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India
Consumer ETF. Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia
Emerging Markets Consumer ETF may operate as a non-diversified Fund while the Dow Jones Emerging Markets
Consumer Titans
TM
Index is non-diversified.
Basis for Consolidation
The Consolidated Portfolio of Investments; Consolidated Statements of Assets and Liabilities, of Operations and of
Changes in Net Assets; and the Consolidated Financial Highlights of Columbia India Consumer ETF include the accounts of Columbia India Consumer ETF and EG Shares India Consumer Mauritius, a wholly owned subsidiary of Columbia
India Consumer ETF (the Subsidiary) located in the Republic of Mauritius (Mauritius). All inter-company transactions and balances have been eliminated in the consolidation process.
As of the date of this report, Columbia India Consumer ETF invests in Indian securities both directly (in India), and through its corresponding Subsidiary, which in turn invests virtually all of its assets in Indian securities.
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. The enactment of general anti-avoidance rules in India, the signing of a protocol amending the India-Mauritius tax treaty, and enactment of a 10% tax on long-term capital gains from the alienation of Indian shares after March 31, 2018 (not otherwise exempt under a tax treaty) have resulted in the imposition of additional taxes by
India on Columbia India Consumer ETF and its Subsidiary. For more information, see India-Mauritius Tax Treaty Risk.
A summary of Columbia India Consumer ETF’s investment in the Subsidiary is as follows:
Fund shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946,
Financial Services - Investment Companies (ASC
946)
. The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets
Fund
% of consolidated fund
net assets Net assets ($)
Net investment income
(loss) ($)
Net realized gain (loss)
($)
Net change in
unrealized appreciation
(depreciation) ($)
Columbia India Consumer ETF 32.7% 25,411,743 805,491 11,432,525 (9,017,382)

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 33
and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
34 Thematic Beta ETFs | Annual Report 2022
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Interest income is recorded on an accrual basis.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
The Funds declare and distribute net investment income annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 35
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Funds (including but not limited to overdraft fees), if any; brokerage expenses, fees, commissions and other portfolio transaction expenses (including but not limited to service fees charged by custodians of depository receipts and scrip fees related to registrations on foreign exchanges); interest and fee expense related to the Funds’ participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses (including but not limited to arbitrations and indemnification expenses); distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of
Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets and is paid as follows. Effective August 1, 2021, the fee is equal to 0.49% of the Fund’s average daily net assets for
Columbia Emerging Markets Consumer ETF. The effective annualized investment management fee rate for the annual reporting period was 0.53% of Columbia Emerging Markets Consumer ETF’s average daily net assets. The effective investment management fee rate is shown below:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Effective investment management
fee rate (%)
Fund
August 1, 2021
through July 31,
2022
Prior to August 1,
2021
Columbia EM Core ex-China ETF 0.16 0.16
Columbia Emerging Markets Consumer ETF 0.49 0.59
Columbia India Consumer ETF 0.75 0.75

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
36 Thematic Beta ETFs | Annual Report 2022
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s)
as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and ETFs
(but not for Columbia Emerging Markets Consumer ETF)), brokerage commissions, interest (but not Fund overdraft charges), infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2022, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, capital loss carryforwards, post-October capital losses, non deductible expense, distribution reclassifications, foreign capital gains tax, disallowed capital gains (losses) on a redemption-in-kind and passive foreign investment company (PFIC) holdings. To the extent these differences were permanent, reclassifications were made among the components of the applicable Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
August 1, 2021 through
July 31, 2022 (%)
Prior to
August 1, 2021(%)
Columbia Emerging Markets Consumer ETF 0.49 0.59
Columbia India Consumer ETF 0.75 0.75
Funds
Undistributed net
investment income ($)
Accumulated net
realized gain (loss) ($)
Paid-in capital increase
(decrease) ($)
Columbia EM Core ex-China ETF (117,288) 117,288 -
Columbia Emerging Markets Consumer ETF (192,944) (3,985,895) 4,178,839
Columbia India Consumer ETF (462,494) 462,494 -
Year Ended March 31, 2022 Year Ended March 31, 2021
Fund
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Ordinary income
($)
Long-term
capital gain ($) Total ($)
Columbia EM Core ex-China ETF 980,956 65,139 1,046,095 440,955 - 440,955
Columbia Emerging Markets Consumer ETF 1,431,289 - 1,431,289 1,161,030 - 1,161,030
Columbia India Consumer ETF 155,754 5,913,864 6,069,618 296,280 - 296,280

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 37
At March 31, 2022, the components of distributable earnings on a tax basis were as follows:
At March 31, 2022, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforward, determined at March 31, 2022, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March
31, 2022, capital loss carryforwards utilized, if any, were as follows:
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. At March 31, 2022, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2022.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2022, were as follows:
Funds
Undistributed ordinary
income/(loss) ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 328,666 - - 2,714,659
Columbia Emerging Markets Consumer ETF 700,620 - (219,741,107) (6,705,587)
Columbia India Consumer ETF 112,981 7,223,187 - 19,471,349
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia EM Core ex-China ETF 92,334,518 11,677,254 (8,962,595) 2,714,659
Columbia Emerging Markets Consumer ETF 123,650,224 16,553,266 (23,258,853) (6,705,587)
Columbia India Consumer ETF 60,127,050 22,038,894 (2,567,545) 19,471,349
Funds
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($)
Columbia EM Core ex-China ETF - - - 840,954
Columbia Emerging Markets
Consumer ETF 4,788,186 214,952,921 219,741,107 -
Columbia India Consumer ETF - - - 57,905
Fund
Late year
ordinary losses ($)
Post-October
capital losses ($)
Columbia EM Core ex-China ETF - 923,201
Columbia Emerging Markets Consumer ETF - -
Columbia India Consumer ETF - -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia EM Core ex-China ETF 54,079,163 6,529,513
Columbia Emerging Markets Consumer ETF 47,082,662 57,163,675
Columbia India Consumer ETF 29,681,106 48,303,412

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
38 Thematic Beta ETFs | Annual Report 2022
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2022, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended March 31, 2022, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-
month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
During the year ended March 31, 2022, Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and
Columbia India Consumer ETF had no borrowings.
Note 8. Significant risks
Communication Services concentration risk
Columbia Emerging Markets Consumer ETF is more susceptible to the particular risks that may affect companies in the communication services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the communication services sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many communication services sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Fund Contributions ($)
Columbia EM Core ex-China ETF 21,758,259
Columbia Emerging Markets Consumer ETF 644,020
Columbia India Consumer ETF -
Fund Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia EM Core ex-China ETF - - -
Columbia Emerging Markets Consumer ETF 14,083,805 18,686,744 4,602,939
Columbia India Consumer ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 39
Concentration risk
Each Fund concentrates its investments in a particular sector or a group of sectors to approximately the same extent as its respective tracking index, and as such, may be adversely affected by increased price volatility of securities in those sectors, and is more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors.
Consumer concentration risk
Because Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF concentrate their investments in the discretionary/staples sectors (specifically the discretionary/staples sectors of India for the Columbia India Consumer
ETF), these Funds may be adversely affected by increased price volatility of securities in those sectors, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those sectors. The performance of companies in the consumer discretionary/staples sectors is tied closely to the performance of the domestic and international economy, consumer spending levels, changing demographics and consumer tastes.
Correlation/tracking error risk
Each Fund’s value will generally decline when the performance of securities within its tracking index declines. A number of factors may affect the Funds’ ability to achieve a high degree of correlation with its tracking index, and there is no guarantee that the Funds will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Funds from achieving their investment objective. When using a representative sampling approach, the Funds may not track the tracking index as closely as they would by using a full replication approach. The Funds also bear management and other expenses and transaction costs in trading securities or other instruments, which the tracking index does not bear. Accordingly, the Funds’ performance will likely fail to match the performance of the tracking index, after taking expenses into account. It is not possible to invest directly in an index.
Emerging markets risk
The Funds are subject to emerging markets risk. Investments in emerging market securities are likely to have greater exposure to risks of investing in foreign investments including risks associated with political, regulatory, economic, social, diplomatic, and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region. In addition, emerging market countries are typically less developed with more limited trading activity than more developed countries, which may result in increased liquidity risk and other risks. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which may make them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluation. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S.
Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Financial concentration risk
Columbia EM Core ex-China ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
Geographic focus risk
The Funds may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
40 Thematic Beta ETFs | Annual Report 2022
Asia Pacific Region.
Columbia EM Core ex-China ETF and Columbia Emerging Markets Consumer ETF are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia
Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Greater China.
Columbia Emerging Markets Consumer ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The
People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India
. Columbia India Consumer ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its net asset value will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
India-Mauritius tax treaty risk
Columbia India Consumer ETF and its Subsidiary have historically relied on a tax treaty between India and Mauritius for relief from certain Indian taxes. India and Mauritius agreed to an amended protocol with respect to gains resulting from the alienation of shares in Indian companies if the shares were acquired by the Subsidiary on or after April 1, 2017.
Gains realized in the Subsidiary resulting from the alienation of Indian shares acquired prior to April 1, 2017 continue to be exempt from Indian tax under the India-Mauritius tax treaty. Additionally, India has enacted general anti-avoidance rules
(GAAR), which seek to curb tax evasion via investments through foreign tax havens and other avenues. Any assertion that the Subsidiary is in violation of GAAR or any change in the requirements established by Mauritius to qualify as a Mauritius resident could result in the imposition by India of various taxes on Indian securities invested in by the Subsidiary (and indirectly the Fund). The imposition of taxes on the Subsidiary by India for any of the reasons described herein would result in higher taxes and lower returns for the Fund and its shareholders.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 41
Information technology sector risk
Columbia EM Core ex-China ETF is more susceptible to the particular risks that may affect companies in the information technology sector than if it was invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’
securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency.
The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity distress in credit markets, further disruption of global supply chains, increased risk of inflation and limited access to investments in certain international markets and /or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others.
Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 –
and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
42 Thematic Beta ETFs | Annual Report 2022
could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the
Funds’ ability to achieve their investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Funds.
Non-diversification risk
Columbia EM Core ex-China ETF and Columbia India Consumer ETF are non-diversified funds. Columbia Emerging Markets
Consumer ETF may operate as a non-diversified fund when the Index is non-diversified. A non-diversified fund is permitted to invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their tracking index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its tracking index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Variable interest entity risk
Many Chinese companies to which Columbia Emerging Markets Consumer ETF seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in
Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China but, until recently, was not acknowledged by the
Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the
United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

NOTES TO FINANCIAL STATEMENTS
(continued)
March 31, 2022
Thematic Beta ETFs | Annual Report 2022 43
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission
(SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.

44 Thematic Beta ETFs | Annual Report 2022
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust II and Shareholders of Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia EM Core ex-China ETF, Columbia Emerging Markets Consumer ETF and Columbia India Consumer ETF (three of the funds constituting Columbia ETF Trust II, hereafter collectively referred to as the "Funds") as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March
31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022 and each of the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 23, 2022
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 45
The Funds hereby designate the following tax attributes for the ﬁscal year ended March 31, 2022 . Shareholders will be notiﬁed in early 2023 of the amounts for use in preparing 2022 income tax returns.
Qualiﬁed dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the ﬁscal year that represents qualiﬁed dividend income subject to reduced tax rates.
Foreign Taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The Funds designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds
Qualified
dividend
income
Foreign
taxes
paid
Foreign
taxes
paid per
share
Foreign
source
income
Foreign
source
income
per share
Columbia EM Core ex-China ETF 59.00% $205,785 $0.07 $1,508,028 $0.49
Columbia Emerging Markets
Consumer ETF 81.61% $423,159 $0.08 $3,294,973 $0.60
Columbia India Consumer ETF 100.00% $722,446 $0.47 $1,641,224 $1.06
Funds
Columbia EM Core ex-China ETF $68,396
Columbia India Consumer ETF $13,793,904

TRUSTEES AND OFFICERS
(Unaudited)
46 Thematic Beta ETFs | Annual Report 2022
The Board oversees the Funds’ operations and appoints ofﬁcers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past ﬁve years, although speciﬁc titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such
Trustee turns seventy-five (75).
Independent trustees
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1953
Trustee 2017 Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
176 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2006
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January -July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February-July 2018, April-October 2021
176 Trustee, BlueCross
BlueShield of Minnesota
since 2009-2021
(Chair of the Business
Development Committee,
2014-2017; Chair of the
Governance Committee,
2017-2019); former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017-July
2017; former Director,
Robina Foundation,
2009-2020 (Chair,
2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 47
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2007
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
1982-1991, Morgan Stanley; Attorney,
Cleary Gottlieb Steen & Hamilton LLP,
1980-1982
176 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair of
People Committee) since
1996; Director, DR Bank
(Audit Committee) since
2017; Director, Evercore
Inc. (Audit Committee);
Director, Apollo
Commercial Real Estate
Finance, Inc. since 2021;
the Governing Council of
the Independent Directors
Council (IDC), since 2021
Janet Langford Carrig
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1957
Trustee
1996
Senior Vice President, General Counsel
and Corporate Secretary, ConocoPhillips
(independent energy company), September
2007-October 2018
174 Director, EQT Corporation
(natural gas producer)
since 2019; Director,
Whiting Petroleum
Corporation (independent
oil and gas company)
since 2020
J. Kevin Connaughton
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2020
Member, FINRA National Adjudicatory
Council since January 2020; Adjunct
Professor of Finance, Bentley University
since January 2018; Consultant to
Independent Trustees of CFVIT and CFST I
from March 2016 to June 2020 with respect
to CFVIT and to December 2020 with
respect to CFST I; Managing Director and
General Manager of Mutual Fund Products,
Columbia Management Investment Advisers,
LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior
officer of Columbia Funds and affiliated
funds, 2003-2015
174 Former Director, The
Autism Project, March
2015- December 2021;
former Member of the
Investment Committee,
St. Michael’s College,
November 2015-February
2020; former Trustee,
St. Michael’s College,
June 2017-September
2019; former Trustee,
New Century Portfolios,
January 2015-December
2017
Olive M. Darragh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1962
Trustee
2020
Managing Director of Darragh Inc. (strategy
and talent management consulting firm)
since 2010; Founder and CEO, Zolio,
Inc. (investment management talent
identification platform) since 2004;
Consultant to
Independent Trustees of CFVIT and CFST
I from June 2019 to June 2020 with
respect to CFVIT and to December 2020
with respect to CFST I; Partner, Tudor
Investments, 2004-2010; Senior Partner,
McKinsey & Company (consulting), 1990-
2004; Touche Ross CPA, 1985-1988
174 Former Director, University
of Edinburgh Business
School (Member of US
Board); former Director,
Boston Public Library
Foundation

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
48 Thematic Beta ETFs | Annual Report 2022
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1950
Trustee
2004
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
176 Trustee, MA Taxpayers
Foundation since 1997;
Board of Governors,
Innovation Institute, MA
Technology Collaborative
2010-2020; former Board
of Directors, The MA
Business Roundtable,
2003-2019
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1954
Trustee
2017
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977-2016
176 Trustee, Catholic Schools
Foundation since 2004
Douglas A. Hacker
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1955
Co-Chair since
2021; Chair of
CFST I and CFVIT
since 2014;
Trustee of CFST I
and CFVIT since
1996 and CFST,
CFST II, CFVST II,
CET I and CET II
2021
Independent business executive since May
2006; Executive Vice President – Strategy
of United Airlines, December 2002-May
2006; President of UAL Loyalty Services
(airline marketing company), September
2001-December 2002; Executive Vice
President and Chief Financial Officer of
United Airlines, July 1999-September 2001
176 Director, Spartan
Nash Company (food
distributor); Director,
Aircastle Limited (Chair of
Audit Committee) (aircraft
leasing); former Director,
Nash Finch Company
(food distributor), 2005-
2013; former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013; and
former Director, Travelport
Worldwide Limited (travel
information technology),
2014-2019
Nancy T. Lukitsh
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1956
Trustee
2011
Senior Vice President, Partner and Director
of Marketing, Wellington Management
Company, LLP (investment adviser), 1997-
2010; Chair, Wellington Management
Portfolios (commingled non-U.S. investment
pools), 2007 -2010; Director, Wellington
Trust Company, NA and other Wellington
affiliates, 1997-2010
174 None

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 49
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
David M. Moffett
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02210
1952
Trustee
2011
Retired; Consultant to Bridgewater and
Associates
174 Director, CSX Corporation
(transportation suppliers);
Director, Genworth
Financial, Inc. (financial
and insurance products
and services); Director,
PayPal Holdings Inc.
(payment and data
processing services);
Trustee, University of
Oklahoma Foundation;
former Director, eBay
Inc. (online trading
community),
2007-2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial
and consumer finance),
2010-2016
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1952
Co-Chair since
2021; Chair of
CFST, CFST II,
CFVST II, CET I and
CET II since 2020;
Trustee of CFST,
CFST II, CFVST II,
CET I and CET II
since 2004 and
CFST I and CFVIT
since 2021
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital, Inc.,
1989-1997; Vice President, 1982-1985,
Principal, 1985-1987, Managing Director,
1987-1989, Morgan Stanley; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
176 Director, Valmont
Industries, Inc. (irrigation
systems manufacturer)
since 2012; Trustee,
Carleton College
(on the Investment
Committee); Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee)
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1947
Trustee
2003
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
176 Director, Blue Cross Blue
Shield of South Carolina
(Chair of Compensation
Committee) since
April 2008; Trustee,
Hollingsworth Funds
(on the Investment
Committee) since 2016
(previously Board Chair
from 2016-2019); Former
Advisory Board member,
Duke Energy Corp., 2016-
2020; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018;
Chair of Daniel-Mickel
Foundation since 1998

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
50 Thematic Beta ETFs | Annual Report 2022
* The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and
each series of Columbia Funds Series Trust (CFST),Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust
I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs.
Batejan, Beckman, Gallagher and Hacker and Mses. Blatz, Carlton, Flynn, Paglia, Shaw and Yeager serve as a directors of Columbia Seligman Premium
Technology Growth Fund and Tri-Continental Corporation.
Independent trustees (continued)
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and Length
of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Natalie A. Trunow
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1967
Trustee
2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and
consulting services) January 2016- January
2021; Non-executive Member of the
Investment Committee and Valuation
Committee, Sarona Asset Management
Inc. (private equity firm) since September
2019; Advisor, Horizon Investments (asset
management and consulting services),
August 2018-January 2021; Advisor,
Paradigm Asset Management November
2016-December 2021; Consultant to
Independent Trustees of CFVIT and CFST
I from September 2016 to June 2020
with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family
Programs, April 2016-November 2016;
Senior Vice President and Chief Investment
Officer, Calvert Investments, August
2008-January 2016; Section Head and
Portfolio Manager, General Motors Asset
Management, June 1997-August 2008
174 Former Director,
Investment Committee,
Health Services for
Children with Special
Needs, Inc., 2012-
2019; Director, Chair
of Audit Committee,
Consumer Credit
Counseling Services
(formerly Guidewell
Financial Solutions),
since 2019; Independent
Director, Investment
Committee and Valuation
Committee, Sarona Asset
Management, since 2019
Sandra L. Yeager
c/o Columbia Management
Investment Advisers, LLC,
290 Congress Street
Boston, MA 02210
1964
Trustee
2017
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
176 Former Director, NAPE
Education Foundation,
October 2016-October
2020

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 51
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/etfs or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the
Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman who is the President and Principal
Executive Officer, the Funds' other officers are:
Interested trustee affiliated with Investment Manager*
Name,
Address,
Year of Birth
Position Held
with the Columbia
Funds and
Length of Service
Principal Occupation(s)
During the Past Five Years
and Other Relevant
Professional Experience
Number of
Funds in the
Columbia
Funds
Complex*
Overseen
Other Directorships
Held by Trustee
During the Past
Five Years
Daniel J. Beckman
c/o Columbia Management
Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
1962
Trustee since
November 2021
and President
since June 2021
Vice President – Head of North America
Product, Columbia Management Investment
Advisers, LLC since April 2015; President
and Principal Executive Officer of the
Columbia Funds since June 2021; officer
of Columbia Funds and affiliated funds,
2020-2021
176
Director, Ameriprise Trust
Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc. since
November 2018;
Board of Governors,
Columbia Wanger Asset
Management, LLC since
January 2022
Fund officers
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
Michael G. Clarke
290 Congress Street
Boston, MA 02210
1969
Chief Financial Officer
and Principal Financial
Officer (2009) and
Senior Vice President
(2019)
Senior Vice President and Head of Global Operations & Investor Services, Columbia
Management Investment Advisers, LLC, since March 2022 (previously Vice
President, Head of North American Operations, and Co-Head of Global Operations,
June 2019 to February 2022 and Vice President – Accounting and Tax, May 2010 -
May 2019); senior officer of Columbia Funds and affiliated funds since 2002.
Joseph Beranek
5890 Ameriprise Financial
Center
Minneapolis, MN 55474
1965
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019) and
Principal Financial
Officer (2020), CFST,
CFST I, CFST II, CFVIT
and CFVST II; Assistant
Treasurer, CET I and
CET II
Vice President – Mutual Fund Accounting and Financial Reporting, Columbia
Management Investment Advisers, LLC, since December 2018 and March 2017, respectively (previously Vice President – Pricing and Corporate Actions, May 2010 –
March 2017).

TRUSTEES AND OFFICERS
(continued)
(Unaudited)
52 Thematic Beta ETFs | Annual Report 2022
Fund officers (continued)
Name,
Address, and
Year of Birth
Position and Year
First Appointed to
Position for any Fund
in the Columbia
Funds Complex or a
Predecessor Thereof Principal Occupation(s) During the Past Five Years
Marybeth Pilat
290 Congress Street
Boston, MA 02210
1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) and Principal
Financial Officer (2020)
for CET I and CET II;
Assistant Treasurer,
CFST, CFST I, CFST II,
CFVIT and CFVST II
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
William F. Truscott
290 Congress Street
Boston, MA 02210
1960
Senior Vice President
(2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November
2001 – January 1, 2021; Chief Executive Officer, Global Asset Management,
Ameriprise Financial, Inc. since September 2012; Chairman of the Board and
President, Columbia Management Investment Advisers, LLC since July 2004 and February 2012, respectively; Chairman of the Board and Chief Executive
Officer, Columbia Management Investment Distributors, Inc. since November
2008 and February 2012, respectively; Chairman of the Board and Director,
Threadneedle Asset Management Holdings, Sàrl since March 2013 and December
2008, respectively; senior executive of various entities affiliated with Columbia
Threadneedle.
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
1970
Senior Vice President
and Assistant Secretary
(2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1,
2020 - November 22, 2021; Senior Vice President and Assistant General Counsel,
Ameriprise Financial, Inc. since September 2021 (previously Vice President and
Lead Chief Counsel, January 2015 - September 2021); President and Principal
Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds since 2007.
Thomas P. McGuire
290 Congress Street
Boston, MA 02210
1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Columbia Acorn/Wanger Funds since
December 2015; Chief Compliance Officer, Ameriprise Certificate Company
September 2010 – September 2020.
Ryan C. Larrenaga
290 Congress Street
Boston, MA 02210
1970
Senior Vice President
(2017), Chief Legal
Officer (2017) and
Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 – August 2018); Chief
Legal Officer, Columbia Acorn/Wanger Funds, since September 2020; officer of
Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
290 Congress Street
Boston, MA 02210
1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010; Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since October 2021 (previously Vice President and
Assistant Secretary, May 2010 – September 2021).
Lyn Kephart-Strong
5228 Ameriprise Financial
Center
Minneapolis, MN 55474
1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Thematic Beta ETFs | Annual Report 2022 53
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through
December 31, 2021, including:
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ADDITIONAL INFORMATION
54 Thematic Beta ETFs | Annual Report 2022
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling
888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust II
290 Congress Street
Boston, MA, 02210
ANN279_03_M01_(05/22)
CET001573
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

(a)The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton and Sandra L. Yeager, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Moffett, Mr. Gallagher, Mr. Connaughton, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the three series of the registrant whose reports to stockholders are included in this annual filing.

(a)Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended March 31, 2022 and March 31, 2021 are approximately as follows:

20222021

$46,500              $46,500

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended March 31, 2022 and March 31, 2021 are approximately as follows:

2022	2021
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above.

During the fiscal years ended March 31, 2022 and March 31, 2021, there were no Audit- Related Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c)Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2022 and March 31, 2021 are approximately as follows:

2022	2021
$0	$0

Tax Fees, if any, include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended March 31, 2022 and March 31, 2021, there were no Tax Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d)All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended March 31, 2022 and March 31, 2021 are approximately as follows:

2022	2021
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended March 31, 2022 and March 31, 2021, there were no Aggregate All Other Fees billed by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the "Adviser") or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a "Control Affiliate") if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the "Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant ("Fund Services"); (ii) non-audit services to the registrant's Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund ("Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund's independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC's rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre- designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre- approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund's Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre- approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre- approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund's Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

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(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)Not applicable.

(g)The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2022 and March 31, 2021 are approximately as follows:

2022	2021
$0	$0

(h)The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board's independent

Trustees, David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, and Sandra L. Yeager are all members of the Audit Committee.

(b)Not Applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected,

or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia ETF Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	May 23, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	May 23, 2022
By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	May 23, 2022